Consolidated Statements of Changes in Shareholders' Equity - ARS ($) $ in Millions	Share capital	Treasury shares	Inflation adjustment of share capital and treasury shares		Share premium	Additional paid-in capital from treasury shares	Legal reserve	Special reserve Resolution CNV 609/12 [2]	Other reserves		Retained earnings	Subtotal	Non-controlling interest	Cost of treasury shares	Changes in non- controlling interest	Reserve for currency translation adjustment	Reserve shared-based compensation	Reserve for future dividends	Revaluation surplus	Special reserve	Reserve for the acquisition of securities issued by the Company	Other comprehensive income from subsidiaries	Other reserves from subsidiaries	Total other reserves	Total
Begining Balance at Jun. 30, 2016	$ 495	$ 7	$ 6,696	[1]	$ 7,411	$ 54	$ 199	$ 3,623	$ 3,162	[3]	$ 14,170	$ 35,817	$ 58,548	$ (114)	$ 282	$ 2,485	$ 318	$ 75			$ 83	$ (17)	$ 50	$ 3,162	$ 94,365
Statement Line Items [Line Items]
(Loss) / profit for the year				[1]						[3]	(624)	(624)	4,246												3,622
Other comprehensive income / (loss) for the year				[1]					1,629	[3]		1,629	2,420			1,607						66	(44)	1,629	4,049
Total comprehensive income for the year				[1]					1,629	[3]	(624)	1,005	6,666			1,607						66	(44)	1,629	7,671
As resolved by Ordinary and Extraordinary Shareholders' Meeting held on October and November
Results/Share distribution	4	(4)		[1]		6				[3]		6		16							(16)				6
Incorporation by business combination				[1]						[3]			125												125
Changes of interest in subsidiaries				[1]					262	[3]		262	3,502		250							12		262	3,764
Reserve for share-based payments				[1]					14	[3]		14	191				14							14	205
Equity incentive plan granted				[1]		2			(8)	[3]	2	(4)		2			(10)							(8)	(4)
Dividends distribution to non-controlling interest				[1]						[3]			(5,017)												(5,017)
Issuance of capital				[1]						[3]			4,624												4,624
Acquisition of non-controlling interest				[1]						[3]			(167)												(167)
Release of reserve for future dividends				[1]					(75)	[3]	75							(75)						(75)
Capital reduction				[1]						[3]			(10)												(10)
Contributions from non-controlling interest				[1]						[3]			8												8
Ending Balance at Jun. 30, 2017	499	3	6,696	[1],[4]	7,411	62	199	3,623	4,984	[5]	13,623	37,100	68,470	(96)	532	4,092	322				67	61	6	4,984	105,570
Statement Line Items [Line Items]
(Loss) / profit for the year				[4]						[5]	4,272	4,272	14,913												19,185
Other comprehensive income / (loss) for the year				[4]					(232)	[5]		(232)	11,911			(272)			137			(97)		(232)	11,679
Total comprehensive income for the year				[4]					(232)	[5]	4,272	4,040	26,824			(272)			137			(97)		(232)	30,864
As resolved by Ordinary and Extraordinary Shareholders' Meeting held on October and November
Legal reserve							61			[5]	(61)
Cash dividends										[5]	(745)	(745)													(745)
Reserve for new developments									2,761	[5]	(2,761)									2,761				2,761
Purchase own shares in portfolio	(17)	17							(1,245)	[5]		(1,245)		(1,245)										(1,245)	(1,245)
Changes of interest in subsidiaries				[4]						[5]			12												12
Share of changes in subsidiaries' equity									(1,982)	[5]	73	(1,909)			(1,982)									(1,982)	(1,909)
Reserve for share-based payments				[4]					5	[5]		5	79				5							5	84
Equity incentive plan granted				[4]		2				[5]		2													2
Loss of control in subsidiary										[5]			(11,730)												(11,730)
Changes in non-controlling interest										[5]			6,297												6,297
Dividends distribution to non-controlling interest				[4]						[5]			(3,758)												(3,758)
Capitalized contributions										[5]			12												12
Issuance of capital				[4]						[5]			5												5
Acquisition of non-controlling interest				[4]						[5]			2												2
Ending Balance at Jun. 30, 2018	482	20	6,696	[4],[6]	7,411	64	260	3,623	4,291	[7]	14,401	37,248	86,213	(1,341)	(1,450)	3,820	327		137	2,761	67	(36)	6	4,291	123,461
Statement Line Items [Line Items]
Adjustments previous years (IFRS 9 and 15) (Note 2,2)				[6]						[7]	(142)	(142)	(93)												(235)
Restated balance at Jun. 30, 2018	482	20	6,696	[6]	7,411	64	260	3,623	4,291	[7]	14,259	37,106	86,120												123,226
Statement Line Items [Line Items]
(Loss) / profit for the year				[6]						[7]	(18,749)	(18,749)	(9,748)												(28,497)
Other comprehensive income / (loss) for the year				[6]					(197)	[7]		(197)	(366)			(637)						440		(197)	(563)
Total comprehensive income for the year				[6]					(197)	[7]	(18,749)	(18,946)	(10,114)			(637)						440		(197)	(29,060)
As resolved by Ordinary and Extraordinary Shareholders' Meeting held on October and November
Results/Share distribution				[6]					22,761	[7]	(22,761)									22,761				22,761
Purchase own shares in portfolio	(17)	17		[6]					(859)	[7]		(859)		(859)										(859)	(859)
Distribution of dividends in shares	21	(21)		[6]						[7]			(374)	1,036						(1,036)					(374)
Reserve for share-based payments				[6]					11	[7]		11	56				11							11	67
Changes in non-controlling interest				[6]					(492)	[7]		(492)	(542)		(492)									(492)	(1,034)
Reversal by sale of investment properties				[6]					(22)	[7]	22								(22)					(22)
Dividends distribution to non-controlling interest				[6]						[7]			(2,971)												(2,971)
Irrevocable contributions				[6]						[7]			5												5
Ending Balance at Jun. 30, 2019	$ 486	$ 16	$ 6,696	[6]	$ 7,411	$ 64	$ 260	$ 3,623	$ 25,493	[7]	$ (27,229)	$ 16,820	$ 72,180	$ (1,164)	$ (1,942)	$ 3,183	$ 338		$ 115	$ 24,486	$ 67	$ 404	$ 6	$ 25,493	$ 89,000

[1]	Includes Ps. 1 and Ps. 1 of inflation adjustment of Treasury shares as of June 30, 2017 and 2016, respectively.
[2]	Related to CNV General Resolution N° 609/12. See Note 18.
[3]	Group's other reserves for the year ended June 30, 2017 were as follows:
[4]	Includes Ps. 1 and Ps. 1 of inflation adjustment of Treasury shares as of June 30, 2018 and 2017, respectively.
[5]	Group's other reserves for the year ended June 30, 2018 were as follows:
[6]	Includes Ps. 1 and Ps. 1 of inflation adjustment of Treasury shares as of June 30, 2019 and 2018, respectively.
[7]	Group's other reserves for the year ended June 30, 2019 were as follows: